General (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Jun. 16, 2016 USD ($) $ / shares	May 15, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Segments	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2018
Number of operating segment | Segments						1
Loss from sale of subsidiary						$ (159)
Percentage of consideration received from transaction			70.00%
Number of ordinary shares issued						12,252	9,726
Convertible loan principal amount			$ 3,175			$ 3,175
Debt instrument due date						Aug. 31, 2016
Accumulated deficit			76,961			$ 76,961	77,124
Cash and cash equivalents			$ 20,814			$ 20,814	$ 12,417	$ 1,205
Warrant 1 [Member]
Warrants to purchase ordinary shares | shares		4,255,319
Warrant exercise price per ordinary shares | $ / shares		$ 0.47
Fair value of warrant		$ 2,000
Warrant period		24 months
Warrant 2 [Member]
Warrants to purchase ordinary shares | shares		3,636,363
Warrant exercise price per ordinary shares | $ / shares		$ 0.55
Fair value of warrant		$ 2,000
Warrant period		48 months
Initial Investment [Member]
Number of ordinary shares issued, shares | shares		8,510,638
Number of ordinary shares issued		$ 4,000
Number of ordinary shares issued, price per share | $ / shares		$ 0.47
Chinese Third Party [Member]
Ownership percentage			20.00%			20.00%
RADA Sensors Inc [Member]
Ownership percentage									75.00%
RADA Technologies LLC [Member]
Ownership percentage									25.00%
Investor [Member]
Number of ordinary shares issued, price per share | $ / shares	$ 2.40
Convertible loan principal amount	$ 3,175
Repayment of outstanding loan	2,988
Accrued interest	$ 247
Israeli Institutional Investor [Member]
Number of ordinary shares issued, shares | shares				4,545,454	4,604,500
Number of ordinary shares issued				$ 12,500	$ 9,900
Number of ordinary shares issued, price per share | $ / shares				$ 2.75	$ 2.15
Offering costs				$ 248	$ 174
CACS [Member]
Ownership percentage			80.00%			80.00%		80.00%
Percentage on ownership acquired			100.00%			100.00%
Decrease of additional paid in capital			$ 254
Proceeds from noncontrolling interests			1,500
Loss from sale of subsidiary			$ 159